Expense Example	Jul. 29, 2026 USD ($)
Dean Small Cap Value Fund | Dean Small Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Dean Mid Cap Value Fund | Dean Mid Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,168
Dean Equity Income Fund | Dean Equity Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	$ 980